Goodwill	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 8 — Goodwill

The following table summarizes changes in the carrying amount of goodwill during the nine months ended June 30, 2025 and 2024.

	Nine months ended June 30,
	2025	2024

Balance at beginning of period	$16,066	$5,217
Acquisition of EMI Solutions	—	5,542
Acquisition of RaGE Systems	—	4,447
Balance at end of period	$16,066	$15,206

Note 8 - Goodwill

The following table summarizes changes in the carrying amount of goodwill during the year ended September 30, 2024. There were no changes in the carrying amount of goodwill during the year ended September 30, 2023.

Balance at September 30, 2023	$5,217
Acquisition of EMI Solutions	6,841
Acquisition of RaGE Systems	4,008
Balance at September 30, 2024	$16,066

The Company performed its annual goodwill assessment as of July 31, 2024 and 2023. The Company assessed all relevant qualitative factors to determine whether it was more likely than not that the fair value of a reporting unit was less than its carrying amount. Based on this assessment, the Company concluded that it was more likely than not that the fair value of each reporting unit was greater than its carrying amount, and that a quantitative goodwill impairment test was not necessary. The Company recorded no impairment charges on goodwill for the years ended September 30, 2024 and 2023.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)